FVM - Fair value hierarchy - Liabilities (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	SFr 282,736	SFr 267,983	SFr 212,324
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	31,416	34,747	30,463
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,685	7,972	5,409
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,285	4,176	3,538
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,002	362	820
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	21,440	22,229	20,695
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	119,224	111,945	116,134
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	34,030	36,349	38,387
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,233	3,407	3,797
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	53,621	42,353	45,486
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	26,493	27,845	26,741
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,366	1,227	1,562
Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	37,904	34,793
Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	56,849	52,059	49,502
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	37,342	34,438	16,223
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	24,913	24,348	11,523
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Structured securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	6,533	5,812	376
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5,888	4,270	4,315
Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0	1
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	27,087	30,495	26,435
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	26,211	29,657	26,037
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,386	7,574	5,153
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	138	11	50
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	785	291	541
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	20,901	21,781	20,293
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	875	837	398
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	6	12	5
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	585	343	213
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2	6	42
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	0	0
Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2	2	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Structured securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2	2	0
Level 1 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	241,911	221,504	170,139
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5,117	4,999	4,309
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	299	398	256
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,113	4,133	3,453
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	214	67	263
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	488	392	336
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	115,955	108,437	112,929
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	33,738	36,125	38,196
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,620	2,777	3,196
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	52,922	41,891	45,151
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	25,122	26,131	24,803
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,365	1,227	1,561
Level 2 | Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	37,904	34,793
Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	46,683	40,213	38,617
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	36,252	33,061	14,282
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	24,913	24,348	11,523
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Structured securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	6,533	5,812	372
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,801	2,898	2,385
Level 2 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0	1
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	13,737	15,984	15,750
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	88	91	117
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	34	31	35
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2	4	16
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	52	56	66
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,394	2,671	2,807
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	285	212	186
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	613	629	601
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	115	118	122
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,369	1,708	1,896
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1	1	1
Level 3 | Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	0	0
Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	10,166	11,846	10,885
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,089	1,375	1,941
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Structured securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	0	1	4
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,085	1,371	1,930
Level 3 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	SFr 0	SFr 0	SFr 0

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented.

[2]
Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.

[3]
The increases in Structured securities financing transactions from 31 December 2017 to 31 March 2018 primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.